Equity-Based Compensation Compensation Expense Narrative (Details) - Orbitz - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock compensation expense	$ 4,500	$ 3,900	$ 7,416	$ 6,803	$ 12,196
Unrecognized compensation cost, total	$ 21,800		$ 21,800		$ 20,100
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			2 years 8 months		2 years 10 months